Operating Lease Equipment (Schedule Of Operating Lease Equipment By Type) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Property Subject to or Available for Operating Lease [Line Items]
Operating lease equipment, net	$ 13,035,400,000	[1]	$ 12,411,700,000	[1]	$ 12,006,400,000
Accumulated depreciation	1,500,000,000		1,200,000,000
Off-lease equipment	144,700,000		202,500,000
Commercial Aircraft [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease equipment, net	8,229,100,000		8,061,400,000
Railcars And Locomotives [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease equipment, net	4,500,100,000		4,053,100,000
Other Equipment [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease equipment, net	$ 306,200,000		$ 297,200,000

[1]	The following table presents information on assets and liabilities related to Variable Interest Entities (VIEs) that are consolidated by the Company. The difference between VIE total assets and total liabilities represents the Company’s interest in those entities, which were eliminated in consolidation. The assets of the consolidated VIEs will be used to settle the liabilities of those entities and, except for the Company’s interest in the VIEs, are not available to the creditors of CIT or any affiliates of CIT.